Form N-1A Cover	Jul. 16, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PACE SELECT ADVISORS TRUST
Entity Central Index Key	0000930007
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 16, 2024
Prospectus Date	Nov. 28, 2023
Multi-Class Prospectus
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

PACE® Select Advisors Trust

July 16, 2024

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses"), and the Statement of Additional Information ("SAI"), each dated November 28, 2023, as supplemented.

Includes:

•  PACE® Alternative Strategies Investments

Dear Investor,

Third, the purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE® Alternative Strategies Investments (the "fund"), a series of PACE Select Advisors Trust (the "Trust"). At the recommendation of UBS Asset Management (Americas) LLC ("UBS AM"), the fund's manager, the Trust's Board of Trustees (the "Board") has appointed Fulcrum Asset Management LLP ("FAM") to serve as a new subadvisor to the fund. FAM assumed investment advisory responsibility with respect to a separate portion of the fund's portfolio effective on July 16, 2024.

III. PACE® Alternative Strategies Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

Class P Prospectus
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

PACE® Select Advisors Trust

July 16, 2024

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses"), and the Statement of Additional Information ("SAI"), each dated November 28, 2023, as supplemented.

Includes:

•  PACE® Alternative Strategies Investments

Dear Investor,

Third, the purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE® Alternative Strategies Investments (the "fund"), a series of PACE Select Advisors Trust (the "Trust"). At the recommendation of UBS Asset Management (Americas) LLC ("UBS AM"), the fund's manager, the Trust's Board of Trustees (the "Board") has appointed Fulcrum Asset Management LLP ("FAM") to serve as a new subadvisor to the fund. FAM assumed investment advisory responsibility with respect to a separate portion of the fund's portfolio effective on July 16, 2024.

III. PACE® Alternative Strategies Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

Class P2 Prospectus
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

PACE® Select Advisors Trust

July 16, 2024

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses"), and the Statement of Additional Information ("SAI"), each dated November 28, 2023, as supplemented.

Includes:

•  PACE® Alternative Strategies Investments

Dear Investor,

Third, the purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE® Alternative Strategies Investments (the "fund"), a series of PACE Select Advisors Trust (the "Trust"). At the recommendation of UBS Asset Management (Americas) LLC ("UBS AM"), the fund's manager, the Trust's Board of Trustees (the "Board") has appointed Fulcrum Asset Management LLP ("FAM") to serve as a new subadvisor to the fund. FAM assumed investment advisory responsibility with respect to a separate portion of the fund's portfolio effective on July 16, 2024.

III. PACE® Alternative Strategies Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows: